ACR International Quality Return (IQR) Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.0%
	BERMUDA — 4.5%
331,502	Liberty Latin America Ltd. - Class C*[1]	$2,910,587
	CANADA — 10.0%
5,440	Fairfax Financial Holdings Ltd.	3,803,296
902,710	KITS Eyecare Ltd.*	2,692,583
		6,495,879
	DENMARK — 3.5%
104,578	ISS A/S*	2,279,344
	FRANCE — 15.5%
112,673	Accor S.A.*	3,739,337
206,866	Cie Plastic Omnium S.A.	3,726,017
20,210	Danone S.A.	1,135,990
10,232	Thales S.A.	1,430,395
		10,031,739
	GUERNSEY — 2.2%
174,122	Burford Capital Ltd.	1,411,574
	IRELAND — 9.9%
60,610	DCC PLC	3,365,904
3,142,977	Greencore Group PLC*	3,079,089
		6,444,993
	NORWAY — 5.0%
103,891	Multiconsult A.S.A.[2]	1,422,455
130,316	Protector Forsikring A.S.A.	1,831,359
		3,253,814
	SWITZERLAND — 8.4%
101,478	Medmix A.G.[2]	1,964,303
40,460	Sulzer A.G.	3,511,425
		5,475,728
	UNITED KINGDOM — 35.0%
45,720	Ashtead Group PLC	3,025,114
213,426	Barclays PLC - ADR	1,805,584
1,522,518	Eurocell PLC	2,701,123
185,218	Liberty Global PLC - Class C*[1]	3,935,883
880,231	Naked Wines PLC*	1,171,065
346,071	Victoria PLC*	2,447,555
457,622	Vistry Group PLC	4,510,720

ACR International Quality Return (IQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
259,695	Vodafone Group PLC - ADR	$3,108,549
		22,705,593
	TOTAL COMMON STOCKS
	(Cost $67,808,864)	61,009,251
	EXCHANGE-TRADED FUNDS — 3.4%
	UNITED STATES — 3.4%
22,441	Goldman Sachs Access Treasury 0-1 Year ETF	2,242,305
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $2,239,268)	2,242,305

Principal Amount
	SHORT-TERM INVESTMENTS — 2.3%
$1,494,641	UMB Bank Demand Deposit, 0.01%[3]	1,494,641
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,494,641)	1,494,641
	TOTAL INVESTMENTS — 99.7%
	(Cost $71,542,773)	64,746,197
	Other Assets in Excess of Liabilities — 0.3%	169,001
	TOTAL NET ASSETS — 100.0%	$64,915,198

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,386,758 which represents 5.2% of total net assets of the Fund.
[3]The rate is the annualized seven-day yield at period end.